10/31/25 N-CEN Explanatory Note Item C.4

BB Canada ETF :

The Fund is classified as "diversified" under the 1940 Act.
However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar Canada Target Market Exposure Index (the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

BB Developed Asia Pacific ex Japan ETF

The Fund is classified as "diversified" under the 1940 Act.
However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar Developed Asia Pacific ex-Japan Target Market
Exposure Index (the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

BB Emerging Markets Equity  ETF

The Fund is classified as "diversified" under the 1940 Act.
However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar Emerging Markets Target Market Exposure Index (the
"Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

BB Europe ETF

The Fund is classified as "diversified" under the 1940 Act.
However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar Developed Europe Target Market Exposure Index (the
"Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

BB International Equity ETF

The Fund is classified as "diversified" under the 1940 Act.
However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar Developed Markets ex-North America Target Market
Exposure Index (the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

BB Japan ETF

The Fund is classified as "diversified" under the 1940 Act. However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar Japan Target Market Exposure Index (the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

BB US Equity ETF

The Fund is classified as "diversified" under the 1940 Act. However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar US Target Market Exposure Index (the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
BB US Mid Cap Equity ETF

The Fund is classified as "diversified" under the 1940 Act. However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar US Mid Cap Target Market Exposure Extended Index
(the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
BB US Small Cap Equity ETF

The Fund is classified as "diversified" under the 1940 Act.
However, the Fund may operate as a "non-diversified" fund, as defined by the 1940 Act, to the approximate extent the Morningstar US Small Cap Target Market Exposure Extended
Index (the "Index") is non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.